Shareholder Fees (Vanguard Mid-Cap Index Fund Participant)	Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none